DEBENTURES - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) instrument	Dec. 31, 2021 BRL (R$)
DEBENTURES
Total Debentures	R$ 1,427,773	R$ 2,929,907
Current	628,886	1,531,956
Non-current	R$ 798,887	1,397,951
14th
DEBENTURES
Quantity, Issued | instrument	20,000
Quantity, Held in treasury | instrument	20,000
15th
DEBENTURES
Total Debentures		1,513,958
16th - A
DEBENTURES
Quantity, Issued | instrument	600,000
Total Debentures	R$ 612,159	607,031
16th - B
DEBENTURES
Quantity, Issued | instrument	800,000
Total Debentures	R$ 815,614	R$ 808,918